Segmented information (Tables)	12 Months Ended
Dec. 31, 2023
Segmented information [Abstract]
Business segments
A.

Business segments - 2023
For the year ended December 31, 2023
Uranium
Fuel
services
(i)
WEC
(i)
Adjustments Other Total
Revenue $ 2,152,242 $ 425,557 $ 521,074 $ (521,074) $ 9,959 $ 2,587,758
Expenses
Cost of products and services sold 1,532,316 266,062 200,285 (200,285) 7,390 1,805,768
Depreciation and amortization 175,457 35,426 60,766 (60,766) 9,441 220,324
Cost of sales 1,707,773 301,488 261,051 (261,051) 16,831 2,026,092
Gross profit (loss) 444,469 124,069 260,023 (260,023) (6,872) 561,666
Administration - - 244,400 (244,400) 245,539 245,539
Exploration 17,551 - - - - 17,551
Research and development - - - - 21,036 21,036
Other operating income (1,875) (5,634) - - - (7,509)
Loss on disposal of assets 1,825 363 - - - 2,188
Finance costs - - 26,274 (26,274) 115,869 115,869
Loss (gain) on derivatives - - 2,838 (2,838) (37,791) (37,791)
Finance income - - (1,885) 1,885 (111,670) (111,670)
Share of earnings from

equity-accounted investees
(178,848) - - 24,386 - (154,462)
Other expense (income) (545) - 19,424 (19,424) (15,693) (16,238)
Earnings (loss) before income taxes 606,361 129,340 (31,028) 6,642 (224,162) 487,153
Income tax expense 126,337
Net earnings 360,816
Capital expenditures for the year $ 105,384 $ 42,546 $ 42,405 $ (42,405) $ 5,701 $ 153,631
(i) Consistent with the presentation of financial information for internal management purposes, Cameco’s share of
Westinghouse’s financial results have been presented as a separate segment. In accordance with IFRS, this investment is accounted for by the equity method of accounting in these consolidated financial statements and the associated revenues and expenses are eliminated in the “Adjustments” column.
For the year ended December 31, 2022
Uranium
Fuel
services Other Total
Revenue $ 1,480,146 $ 365,063 $ 22,794 $ 1,868,003
Expenses
Cost of products and services sold 1,223,558 215,660 18,118 1,457,336
Depreciation and amortization 135,800 32,618 8,958 177,376
Cost of sales 1,359,358 248,278 27,076 1,634,712
Gross profit (loss) 120,788 116,785 (4,282) 233,291
Administration - - 172,029 172,029
Exploration 10,578 - - 10,578
Research and development - - 12,175 12,175
Other operating expense (income) 25,845 (2,901) - 22,944
(Gain) loss on disposal of assets 726 (212) - 514
Finance costs - - 85,728 85,728
Loss on derivatives - - 72,949 72,949
Finance income - - (37,499) (37,499)
Share of earnings from equity-accounted investee (93,988) - - (93,988)
Other income (22,802) - (74,132) (96,934)
Earnings (loss) before income taxes 200,429 119,898 (235,532) 84,795
Income tax recovery (4,469)
Net earnings 89,264
Capital expenditures for the year $ 101,547 $ 39,736 $ 2,198 $ 143,481

Geographic segments
Revenue is attributed to the geographic location based on the location of the entity providing the services. The Company’s revenue from external customers is as follows:
2023 2022
Canada $ 1,877,742 $ 994,534
United States 710,016 873,469
$ 2,587,758 $ 1,868,003
The Company’s non-current assets, excluding deferred tax assets and financial instruments, by geographic location are as follows:
2023 2022
Canada $ 2,947,395 $ 3,042,533
Australia 389,152 397,678
United States 75,769 80,352
Kazakhstan 28 38
Germany 5 6
$ 3,412,349 $ 3,520,607